Transactions with Related Parties - Paragon & Granitis (Details)	7 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Paragon Shipping Inc USD ($)	Dec. 31, 2011 Paragon Shipping Inc USD ($)	Dec. 31, 2010 Paragon Shipping Inc	May 31, 2013 Granitis Glyfada Real Estate Ltd. - Leasing USD ($)	May 31, 2013 Granitis Glyfada Real Estate Ltd. - Leasing EUR (€)	Dec. 31, 2012 Granitis Glyfada Real Estate Ltd. - Leasing USD ($)	May 31, 2012 Granitis Glyfada Real Estate Ltd. - Leasing USD ($)	May 31, 2012 Granitis Glyfada Real Estate Ltd. - Leasing EUR (€)	Dec. 31, 2011 Granitis Glyfada Real Estate Ltd. - Leasing USD ($)
Related Party Transaction [Line Items]
Ownership percentage by Paragon Shipping				16.40%	21.10%	100.00%
Due to related parties		$ 35,834	$ 928,662	$ 0	$ 924,058
Interest expense - related party				675,856	508,019
Monthly rental							1,319	1,000		660	500
Rental fee additional tax							3.60%	3.60%		3.60%	3.60%
Future rent commitment									6,834
Office rent	$ 0	$ 12,577	$ 5,114						$ 12,577			$ 5,114